Condensed Financial Information of Deswell Industries, Inc.	12 Months Ended
Mar. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Deswell Industries, Inc.

21. Condensed Financial Information of Deswell Industries, Inc.

The condensed financial statements of Deswell Industries, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, Deswell Industries, Inc’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to Deswell Industries, Inc. in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling $76,674 (equivalent to RMB 479 million) and $72,890 (equivalent to RMB 479 million) as of March 31, 2015 and 2016, respectively.

Balance sheets

	March 31,
	2015	2016
Assets

Current assets:
Cash and cash equivalents	$1,369	$294
Prepaid expenses and other current assets	76	76
Amounts due from subsidiaries	35,633	33,462
Total current assets	37,078	33,832
Investments in subsidiaries	48,360	44,861
Property, plant and equipment-net	56	17
Total assets	$85,494	$78,710

Liabilities and shareholders’ equity
Current liabilities:
Accrued payroll and employee benefits	$1,315	$1,226
Other accrued liabilities	116	114
Dividend payable	—	562
Total current liabilities	1,431	1,902
Total shareholders’ equity	84,063	76,808
Total liabilities and shareholders’ equity	$85,494	78,710

Statements of comprehensive loss

	Year ended March 31,
	2014	2015	2016
Equity in loss of subsidiaries	$(5,213)	$(1,120)	$(3,426)
Operating expenses	2,277	1,688	1,508
Loss before income taxes	(7,490)	(2,808)	(4,934)
Income taxes	—	—	—
Net loss	(7,490)	(2,808)	(4,934)
Share of other comprehensive income/(loss) of subsidiaries	57	33	(73)
Total comprehensive loss	$(7,433)	$(2,775)	$(5,007)

Statements of cash flows

	Year ended March 31,
	2014	2015	2016
Cash flows from operating activities
Net loss	$(7,490)	$(2,808)	$(4,934)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss of subsidiaries	5,213	1,120	3,426
Depreciation	87	87	39
Stock-based compensation expenses	—	199	—
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	5	—	—
Amounts due from subsidiaries	7,533	3,956	2,171
Accrued payroll and employee benefits	561	—	(89)
Other accrued liabilities	(30)	47	(2)
Net cash provided by operating activities	5,879	2,601	611

Cash flows from investing activities
Purchase of property, plant and equipment	—	—	—
Net cash used in investing activities	—	—	—

Cash flows from financing activities
Dividends paid	(3,615)	(2,971)	(1,686)
Exercise of stock options	493	—	—
Repurchase of common stock	(1,411)	—	—
Net cash used in financing activities	(4,533)	(2,971)	(1,686)

Net (decrease) increase in cash and cash equivalents	1,346	(370)	(1,075)
Cash and cash equivalents, beginning of year	393	1,739	1,369
Cash and cash equivalents, end of year	$1,739	$1,369	$294

a)	Basis of presentation

In Deswell Industries, Inc. - only financial statements, Deswell Industries, Inc.’s investments in subsidiaries are stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. Accordingly, such financial statements should be read in conjunction with the Company’s consolidated financial statements.

Deswell Industries, Inc. records its investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323 “Investment-Equity Method and Joint Ventures”. Such investment is presented on the balance sheets as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in earnings (loss) of subsidiaries”, on the statements of comprehensive loss.

The subsidiaries paid dividends of $nil, $nil and $nil to Deswell Industries, Inc. for the years ended March 31, 2014, 2015 and 2016, respectively.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.

b)	Related party transactions

For the years ended March 31, 2014, 2015 and 2016, related party transactions mainly composed of $120, $120 and $120 paid to Jetcrown Industrial (Macao Commercial Offshore) Limited as service fee for each year.